Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000117927 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R6
Trading Symbol	MFGKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002008 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R4
Trading Symbol	MFGJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R3
Trading Symbol	MFGHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R2
Trading Symbol	MGVSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$51	1.02%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class R1
Trading Symbol	MFGGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$76	1.52%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.52%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002006 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class I
Trading Symbol	MGSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class C
Trading Symbol	MFGDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$75	1.52%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class B
Trading Symbol	MFGBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$75	1.52%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000002007 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GovernmentSecurities Fund
Class Name	Class A
Trading Symbol	MFGSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 1,916,146,033
Holdings Count | Holding	812
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,916,146,033	Average Effective Maturity (yrs):	6.6
Total Number of Holdings:	812	Average Effective Duration (yrs):	5.5
Portfolio Turnover Rate (%):	87
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income	91.8%
Money Market Funds	8.2%
Composition including fixed income credit
quality
AAA	6.3%
AA	1.4%
A	0.2%
U.S. Government	27.1%
Federal Agencies	56.8%
Money Market Funds	8.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033358 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class A
Trading Symbol	DIFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$45	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000033359 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class C
Trading Symbol	DIFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$83	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 83	[2]
Expense Ratio, Percent	1.64%	[2]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]	Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
C000033360 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class I
Trading Symbol	DIFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 33	[3]
Expense Ratio, Percent	0.64%	[3]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068409 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R1
Trading Symbol	DIFDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$83	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 83	[4]
Expense Ratio, Percent	1.64%	[4]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068410 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R2
Trading Symbol	DIFEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$58	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 58	[5]
Expense Ratio, Percent	1.14%	[5]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068411 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R3
Trading Symbol	DIFFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$45	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 45	[6]
Expense Ratio, Percent	0.89%	[6]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000068412 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R4
Trading Symbol	DIFGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$33	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 33	[7]
Expense Ratio, Percent	0.64%	[7]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit
quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117928 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® DiversifiedIncome Fund
Class Name	Class R6
Trading Symbol	DIFHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$28	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 28	[8]
Expense Ratio, Percent	0.55%	[8]
Net Assets	$ 1,771,014,850
Holdings Count | Holding	1,376
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	1,771,014,850	Portfolio Turnover Rate (%):	22
Total Number of Holdings:	1,376
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Fixed Income ~	61.4%
Equities	37.0%
Money Market Funds	1.5%
Purchased Options	0.1%
Equity sectors
Real Estate	12.5%
Health Care	4.9%
Financials	4.2%
Consumer Staples	3.6%
Energy	2.9%
Industrials	2.4%
Consumer Discretionary	1.9%
Information Technology	1.6%
Utilities	1.4%
Communication Services	1.0%
Materials	0.5%
Convertible Debt	0.1%
Composition including fixed income credit
quality
AAA	1.2%
AA	0.9%
A	6.2%
BBB	12.2%
BB	16.2%
B	10.9%
CCC	3.0%
CC	0.0%
C	0.2%
D	0.2%
U.S. Government	3.8%
Federal Agencies	5.9%
Not Rated	0.7%
Non-Fixed Income	37.1%
Money Market Funds	1.5%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000117930 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R6
Trading Symbol	NDVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R4
Trading Symbol	NDVUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R3
Trading Symbol	NDVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$63	1.22%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R2
Trading Symbol	NDVSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$77	1.48%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.48%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class R1
Trading Symbol	NDVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$102	1.98%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.98%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class I
Trading Symbol	NDVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$51	0.98%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class C
Trading Symbol	NDVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$103	1.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.98%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class B
Trading Symbol	NDVBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

C000100956 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New DiscoveryValue Fund
Class Name	Class A
Trading Symbol	NDVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$64	1.23%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Net Assets	$ 2,285,841,364
Holdings Count | Holding	146
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	2,285,841,364	Portfolio Turnover Rate (%):	31
Total Number of Holdings:	146
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	97.6%
Money Market Funds	2.4%
Equity sectors
Financials	25.0%
Health Care	12.6%
Industrials	11.6%
Consumer Discretionary	9.1%
Information Technology	8.8%
Energy	7.9%
Real Estate	7.8%
Utilities	6.0%
Materials	5.7%
Consumer Staples	2.0%
Communication Services	1.1%
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Plains GP Holdings LP	1.4%
Cathay General Bancorp, Inc.	1.3%
United Community Bank, Inc.	1.2%
Prosperity Bancshares, Inc.	1.2%
Hancock Whitney Corp.	1.2%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
CVB Financial Corp.	1.1%
M/I Homes, Inc.	1.1%
Popular, Inc.	1.1%

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	Expenses are direct expenses and do not include underlying fund fees and expenses.